ALLOWANCE FOR LOAN LOSSES (Tables)	3 Months Ended
Mar. 31, 2014
Allowance for Loan Losses [Abstract]
Changes in the allowance for loan losses

An allocation of a portion of the allowance to a given portfolio class does not limit the Company’s ability to absorb losses in another portfolio class.

	(Unaudited)
	For the three months ended March 31, 2014
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$649	$-	$2,302	$397	$834
Charge-offs	(12)	-	(47)	(85)	(58)
Recoveries	-	-	-	2	1
Provisions	(33)	-	181	209	197
Ending balance	$604	$-	$2,436	$523	$974
Ending balance: related to loans individually evaluated for impairment	$57	$-	$742	$233	$226
Ending balance: related to loans collectively evaluated for impairment	$547	$-	$1,694	$290	$748

Loans receivables:
Ending balance	$167,145	$1,208	$102,559	$14,883	$33,949
Ending balance: individually evaluated for impairment	$1,354	$-	$5,399	$476	$604
Ending balance: collectively evaluated for impairment	$165,791	$1,208	$97,160	$14,407	$33,345

		Home equity	Other
	Municipal	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$2	$433	$136	$288	$5,041
Charge-offs	-	(50)	(51)	-	(303)
Recoveries	-	-	13	-	16
Provisions	(1)	49	4	(361)	245
Ending balance	$1	$432	$102	$(73)	$4,999
Ending balance: related to loans individually evaluated for impairment	$-	$81	$2	$-	$1,341
Ending balance: related to loans collectively evaluated for impairment	$1	$351	$100	$(73)	$3,658

Loans receivables:
Ending balance	$2,781	$21,387	$3,965		$347,877
Ending balance: individually evaluated for impairment	$-	$454	$2		$8,289
Ending balance: collectively evaluated for impairment	$2,781	$20,933	$3,963		$339,588

	(Unaudited)
	For the three months ended March 31, 2013
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$811	$-	$1,748	$440	$750
Charge-offs	(12)	-	-	(49)	(10)
Recoveries	12	-	-	-	-
Provisions	17	-	147	82	114
Ending balance	$828	$-	$1,895	$473	$854
Ending balance: related to loans individually evaluated for impairment	$172	$-	$451	$100	$242
Ending balance: related to loans collectively evaluated for impairment	$656	$-	$1,444	$373	$612
Loans receivables:
Ending balance	$177,411	$778	$84,308	$13,461	$32,826
Ending balance: individually evaluated for impairment	$2,370	$-	$3,852	$456	$836
Ending balance: collectively evaluated for impairment	$175,041	$778	$80,456	$13,005	$31,990

		Home equity	Other
	Municipal	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$2	$494	$168	$88	$4,501
Charge-offs	-	(81)	(28)	-	(180)
Recoveries	-	13	16	-	41
Provisions	-	63	(17)	(82)	324
Ending balance	$2	$489	$139	$6	$4,686
Ending balance: related to loans individually evaluated for impairment	$-	$93	$3	$-	$1,061
Ending balance: related to loans collectively evaluated for impairment	$2	$396	$136	$6	$3,625
Loans receivables:
Ending balance	$4,538	$21,552	$3,643		$338,517
Ending balance: individually evaluated for impairment	$-	$632	$3		$8,149
Ending balance: collectively evaluated for impairment	$4,538	$20,920	$3,640		$330,368

	December 31, 2013
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$811	$-	$1,748	$440	$750
Charge-offs	(153)	-	(46)	(124)	(149)
Recoveries	47	-	19	22	-
Provisions	(56)	-	581	59	233
Ending balance	$649	$-	$2,302	$397	$834
Ending balance: related to loans individually evaluated for impairment	$59	$-	$649	$135	$107
Ending balance: related to loans collectively evaluated for impairment	$590	$-	$1,653	$262	$727

Loans receivables:
Ending balance	$166,298	$1,982	$95,536	$14,444	$32,675
Ending balance: individually evaluated for impairment	$952	$-	$3,541	$381	$405
Ending balance: collectively evaluated for impairment	$165,346	$1,982	$91,995	$14,063	$32,269

		Home equity	Other
	Municipal	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$2	$494	$168	$88	$4,501
Charge-offs	-	(81)	(98)	-	(651)
Recoveries	-	19	52	-	159
Provisions	-	1	14	200	1,032
Ending balance	$2	$433	$136	$288	$5,041
Ending balance: related to loans individually evaluated for impairment	$-	$84	$2	$-	$1,036
Ending balance: related to loans collectively evaluated for impairment	$2	$349	$134	$288	$4,005

Loans receivables:
Ending balance	$5,122	$21,110	$4,166		$341,333
Ending balance: individually evaluated for impairment	$-	$459	$2		$5,740
Ending balance: collectively evaluated for impairment	$5,122	$20,651	$4,164		$335,592

	December 31, 2012
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$664	$-	$1,346	$463	$649
Charge-offs	(108)	-	(142)	-	(89)
Recoveries	75	-	14	50	-
Provisions	180	-	530	(73)	190
Ending balance	$811	$-	$1,748	$440	$750
Ending balance: related to loans individually evaluated for impairment	$215	$-	$401	$-	$207
Ending balance: related to loans collectively evaluated for impairment	$596	$-	$1,347	$440	$543

Loans receivables:
Ending balance	$173,955	$2,655	$82,329	$13,748	$31,477
Ending balance: individually evaluated for impairment	$2,151	$-	$2,736	$358	$882
Ending balance: collectively evaluated for impairment	$171,804	$2,655	$79,593	$13,390	$30,595

		Home equity	Other
	Municipal	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$2	$501	$162	$193	$3,980
Charge-offs	-	(8)	(161)	-	(508)
Recoveries	-	6	59	-	204
Provisions	-	(5)	108	(105)	825
Ending balance	$2	$494	$168	$88	$4,501
Ending balance: related to loans individually evaluated for impairment	$-	$95	$5	$-	$923
Ending balance: related to loans collectively evaluated for impairment	$2	$399	$163	$88	$3,578

Loans receivables:
Ending balance	$3,588	$22,073	$3,469		$333,294
Ending balance: individually evaluated for impairment	$-	$535	$5		$6,667
Ending balance: collectively evaluated for impairment	$3,588	$21,538	$3,464		$326,627